Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net Sales	$ 32,000	$ 6,000
Operating Expenses:
Cost of revenue	52,000	8,000
Research and development	980,000	375,000
General and administrative	6,792,000	4,328,000
Total operating expenses	(7,824,000)	(4,711,000)
Loss from operations	(7,792,000)	(4,705,000)
Other income (expense)
Other Income / (Expense)	(5,000)	28,000
Financing costs	(798,000)	(643,000)
Interest expense - amortization of debt discount	(1,468,000)	(418,000)
Change in fair value of derivative liability	(1,167,000)	6,000
Debt extinguishment, net	(534,000)	(977,000)
Interest expense (including $211,000 and $236,000 to related parties)	(362,000)	(555,000)
Total other expense	(4,334,000)	(2,559,000)
Loss before income tax provision	(12,126,000)	(7,264,000)
Income tax provision	1,000	2,000
Net Loss	$ (12,127,000)	$ (7,266,000)
Loss per share - basic and diluted	$ (1.23)	$ (1.03)
Weighted average number of common shares outstanding - basic and diluted	9,870,890	7,076,540